Related Party Transactions - Schedule of Related Party Transactions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ms. Norma Ka Yin Chu [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Founder, Chairman of the board
Financing activities:
Loans borrowed	¥ 17,092,525	¥ 3,760,738	¥ 3,369,211
Repayment of Loans	506,736	6,894,116	314,294
Loan interests payable		240,075	121,023
Ms. Katherine Shuk Kwan Lui [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Ex-Chief Financial Officer
Financing activities:
Loans borrowed		206,512	679,460
Repayment of Loans		383,805	500,000
Loan interests payable		2,636	2,765
Loan interests		3,073	2,334
Mr. Samuel Derk Shuen Lim [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Spouse of the Founder, shareholder of Voodoo
Financing activities:
Loans borrowed			8,951,618
Repayment of Loans		718,665	1,282,500
Loan interests payable		297,021	284,323
Loan interests	¥ 300,166
Mr. Chu Siu Wo [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Founder’s Parent
Mr. Siu Wo Chu [Member]
Financing activities:
Loans borrowed	¥ 2,109,400
Repayment of Loans	1,149,250
Reimbursement payable to Ms. Norma Ka Yin Chu [Member]
Financing activities:
Loan interests		789,935
Related Party [Member]
Financing activities:
Amounts due to related parties	491,088	17,605,694
Related Party [Member] | Mr. Samuel Derk Shuen Lim [Member]
Financing activities:
Amounts due to related parties		14,231,755
Related Party [Member] | Ms. Norma Ka Yin Chu [Member]
Financing activities:
Amounts due to related parties	165,531	3,373,939
Related Party [Member] | Mr. Siu Wo Chu [Member]
Financing activities:
Amounts due to related parties	¥ 325,557